Share capital and warrants - Additional Information (Details) $ / shares in Units, $ in Millions	Mar. 17, 2023 CAD ($)	Dec. 31, 2023 $ / shares shares	Mar. 17, 2023 $ / shares shares	Mar. 17, 2023 $ / shares shares	Mar. 16, 2023 $ / shares	Mar. 16, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Share capital and warrants
Warrants exercise price | (per share)		$ 12.93	$ 10.70		$ 18.00		$ 17.86	$ 30.00
Number of warrants to purchase common stock			1	1
Increase in fair value of amended share purchase warrants classified as equity instruments | $	$ 4.5
Brokered private placement
Share capital and warrants
Warrants exercise price | $ / shares		$ 14.75		$ 14.75		$ 22.80
Number of warrants to purchase common stock		1
Non-brokered private placement
Share capital and warrants
Warrants exercise price | (per share)		$ 10.70	$ 10.70		$ 18.00
Number of warrants to purchase common stock		1